Future Minimum Time Charter Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Future Minimum Time Charter Revenue
Schedule of future minimum time charter revenue
The future minimum time charter revenue, net of commissions, based on existing vessels committed to spot and period non-cancellable time charter contracts (including fixture recaps) which includes contracted revenue linked to the BPI and BCI index calculated as of December 31, 2025, is as follows:

December 31,
2026	$95,119
2027	30,670
2028	15,378
2029	9,227
2030	9,227
Thereafter	4,550
Total	$164,171